Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 54,170,368.65
Previously Paid Amount	139.00
Total Fee Amount	7,480.93
Total Offset Amount	0
Net Fee	$ 7,341.93
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A